FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of liabilities measured at fair value on a recurring basis

Liabilities measured at fair value on a recurring basis are summarized as follows:

	December 31, 2019				December 31, 2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Embedded derivative liability related to Debentures	$-	$-	$151,215	$151,215	$-	$-	$-	$-
Derivative liability related to fair value of warrants	-	-	20,284	20,284	-	-	-	-

Total	$-	$-	$171,499	$171,499	$-	$-	$-	$-